Document and Entity Information	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	COMMUNITY WEST BANCSHARES
Entity Incorporation State Country Code	CA
Entity File Number	000-31977
Entity Tax Identification Number	77-0539125
Entity Address Address Line 1	7100 N. Financial Dr.
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Fresno
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93720
City Area Code	559
Local Phone Number	298-1775
Entity Information Former Legal Or Registered Name	Central Valley Community Bancorp
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, no par value
Trading Symbol	CWBC
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001127371